                                                          FILE NUMBER 028-00568

                                   FORM 13 F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

        Report for the Calendar Year or Quarter Ended December 31, 2006

                     If amended report check here: ______

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 14th day of February, 2007.

                                              By: /s/ William M Lane
                                                  -----------------------------
                                                  William M Lane,
                                                  Vice President for Torray LLC

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December 31, 2006         Form 13F - Torray LLC

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Item 1             Item 2   Item 3      Item 4      Item 5             Item 6            Item 7             Item 8
------            -------- --------- ------------- --------- -------------------------- -------- -----------------------------
                                                                       Invest                          Voting Authority
                   Title    CUSIP     Fair Market   Total    --------------------------          -----------------------------
Name of Issuer    of Class  Number       Value      Shares   (a)Sole (b)Shared (c)Other Managers (a) Sole  (b) Shared (c) None
--------------    -------- --------- ------------- --------- ------- --------- -------- -------- --------- ---------- --------
Abbott
  Laboratories     common  002824100    83,733,951 1,719,030    X                         All    1,619,330     -       99,700
Ambac Financial
  Group, Inc.      common  023139108   111,488,028 1,251,690    X                         All    1,181,315     -       70,375
American Capital
  Strategies       common  024937104     2,484,162    53,700    X                         All       53,700     -            -
American
  Express
  Company          common  025816109    64,757,823 1,067,378    X                         All    1,006,053     -       61,325
American
  International
  Group, Inc.      common  026874107    24,008,250   335,030    X                         All      283,930     -       51,100
Amgen Inc.         common  031162100   110,080,541 1,611,485    X                         All    1,526,935     -       84,550
Anheuser-Busch
  Cos., Inc.       common  035229103    51,244,260 1,041,550    X                         All      946,750     -       94,800
Applied
  Materials, Inc.  common  038222105   107,084,390 5,804,032    X                         All    5,480,107     -      323,925
Automatic Data
  Processing,
  Inc.             common  053015103    59,141,666 1,200,846    X                         All    1,108,246     -       92,600
Calamos Asset
  Management,
  Inc.             common  12811R104    35,963,039 1,340,404    X                         All    1,289,404     -       51,000
CapitalSource      common  14055X102     3,959,950   145,000    X                         All      145,000     -            -
Cardinal Health
  Inc.             common  14149Y108   109,247,508 1,695,600    X                         All    1,614,400     -       81,200
CB Richard Ellis
  Group, Inc.      common  12497T101     4,963,400   149,500    X                         All      149,500     -            -
CBRE Realty
  Finance Inc.     common  12498B208     2,010,000   134,000    X                         All      134,000     -            -
Clear Channel
  Communications,
  Inc.             common  184502102    13,014,570   366,195    X                         All      275,195     -       91,000
Danaher
  Corporation      common  235851102    56,690,602   782,587    X                         All      732,687     -       49,900
The Walt Disney
  Company          common  254687106    53,656,025 1,565,685    X                         All    1,372,610     -      193,075
EMC
  Corporation      common  268648102   101,713,920 7,705,600    X                         All    7,283,200     -      422,400
Emerson Electric
  Company          common  291011104    39,595,051   898,066    X                         All      763,866     -      134,200
Fairfax Financial
  Holdings         common  303901102    85,105,883   428,745    X                         All      428,745     -            -
First Data
  Corporation      common  319963104    46,820,753 1,834,669    X                         All    1,718,069     -      116,600
Franklin
  Resources Inc.   common  354613101    64,019,787   581,100    X                         All      521,400     -       59,700
Gannett Co., Inc.  common  364730101    51,054,359   844,432    X                         All      794,732     -       49,700
General
  Dynamics
  Corporation      common  369550108    60,084,540   808,131    X                         All      750,531     -       57,600
General Electric
  Company          common  369604103    23,063,874   619,830    X                         All      548,830     -       71,000
W.R. Grace &
  Co.              common  38388F108    39,217,761 1,980,695    X                         All    1,980,695     -            -
The Goldman
  Sachs Group,
  Inc.             common  38141G104    64,855,931   325,337    X                         All      303,337     -       22,000
Haemonetics
  Corporation      common  405024100    44,839,920   996,000    X                         All      996,000     -            -
Honeywell
  International
  Inc.             common  438516106    30,095,005   665,230    X                         All      599,330     -       65,900
Illinois Tool
  Works Inc.       common  452308109    76,891,338 1,664,675    X                         All    1,558,500     -      106,175
Intel Corporation  common  458140100    69,709,734 3,442,456    X                         All    3,224,356     -      218,100
JPMorgan
  Chase & Co.      common  46625H100    72,510,134 1,501,245    X                         All    1,397,268     -      103,977
Johnson &
  Johnson          common  478160104    65,127,410   986,480    X                         All      920,980     -       65,500
LaBranche & Co.
  Inc.             common  505447102    29,423,156 2,993,200    X                         All    2,993,200     -            -
Level 3
  Communications
  Inc.             common  52729N100    14,008,400 2,501,500    X                         All    2,501,500     -            -
Eli Lilly and
  Company          common  532457108    94,536,753 1,814,525    X                         All    1,703,000     -      111,525
Live Nation        common  538034109     4,434,013   197,947    X                         All      197,947     -            -
Markel
  Corporation      common  570535104    63,231,571   131,705    X                         All      131,705     -            -
Marsh &
  McClennan
  Companies,
  Inc.             common  571748102    65,389,747 2,132,738    X                         All    2,034,738     -       98,000
The McClatchy
  Company -
  Class A          common  579489105    12,325,606   284,656    X                         All      270,736     -       13,920
Medtronic, Inc.    common  585055106   128,430,956 2,400,130    X                         All    2,269,030     -      131,100
O'Reilly
  Automotive,
  Inc.             common  686091109    45,350,858 1,414,562    X                         All    1,390,662     -       23,900
SLM
  Corporation      common  78442P106     4,847,738    99,400    X                         All       99,400     -            -
Sprint Nextel
  Corporation      common  852061100    54,028,574 2,860,168    X                         All    2,677,268     -      182,900
Time Warner
  Inc.             common  887317105    38,232,612 1,755,400    X                         All    1,585,500     -      169,900
Tribune
  Company          common  896047107    64,408,504 2,092,544    X                         All    1,990,144     -      102,400
United
  Technologies
  Corporation      common  913017109    61,064,597   976,721    X                         All      883,471     -       93,250
Univision
  Communications,
  Inc.             common  914906102    13,339,172   376,600    X                         All      304,900     -       71,700
The Western
  Union
  Company          common  959802109    41,133,279 1,834,669    X                         All    1,718,069     -      116,600
                                     -------------
                                     2,562,419,101
                                     =============
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